RELATED PARTY TRANSACTIONS - Schedule of related parties and nature of relationship (Details)	12 Months Ended
Dec. 31, 2025
Kingsoft Group
RELATED PARTY TRANSACTIONS
Nature of common ownership or management control relationships	Principal shareholder of the Company
Xiaomi Group
RELATED PARTY TRANSACTIONS
Nature of common ownership or management control relationships	Principal shareholder of the Company